Income and other taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax effect of future withholding tax	$ (3,300)	$ 24,300
Deferred tax liability not recognized	112,000	99,000
Unrecognized deferred tax assets	113,854	127,571
Income taxes paid	324,000	217,000
CANADA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	295,000	282,000
CANADA | Capital Losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	310,000
COLOMBIA
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1,000	17,000
Fekola | Non-participating Share Capital
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income tax relating to priority dividend	$ 39,000	$ 49,000
Priority dividend rate to non-controlling interest	10.00%